UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Emerging Markets Core Fund

Parametric Emerging Markets Core Fund

May 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.4%

Security	Shares	Value
Brazil — 6.4%
AES Tiete Energia SA	1,200	$4,719
Alpargatas SA, PFC Shares	3,400	9,399
AMBEV SA ADR	6,900	36,294
Banco Bradesco SA, PFC Shares	1,984	12,518
Banco do Brasil SA	1,300	5,925
BB Seguridade Participacoes SA	700	5,281
BM&F Bovespa SA	1,100	4,846
BR Malls Participacoes SA	910	2,909
BR Properties SA	279	637
BRF SA ADR	1,100	13,750
CCR SA	3,400	14,349
Centrais Eletricas Brasileiras SA ADR(1)	1,900	4,028
CETIP SA - Mercados Organizados	500	5,879
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	100	1,119
Cia de Saneamento Basico do Estado de Sao Paulo	900	6,373
Cia de Saneamento de Minas Gerais-COPASA	1,087	7,665
Cia Energetica de Minas Gerais SA, PFC Shares	3,030	4,721
Cia Energetica de Sao Paulo, Class B, PFC Shares	1,600	5,362
Cia Hering	1,000	3,520
Cia Paranaense de Energia-Copel ADR	400	2,616
Cia Siderurgica Nacional SA(1)	1,200	2,172
Cielo SA	6,076	53,385
Cosan SA Industria e Comercio	700	6,360
CPFL Energia SA ADR	931	9,384
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,900	5,048
EDP-Energias do Brasil SA	1,000	3,379
Embraer SA	2,900	15,087
Equatorial Energia SA	500	6,310
Estacio Participacoes SA	2,000	6,011
Fibria Celulose SA ADR	400	3,712
Gerdau SA, PFC Shares	1,300	2,004
Iochpe Maxion SA	400	1,600
Itau Unibanco Holding SA, PFC Shares	1,593	12,806
Itausa-Investimentos Itau SA, PFC Shares	3,319	6,558
JBS SA	1,700	4,704
Klabin SA, PFC Shares	4,500	3,325
Kroton Educacional SA	4,588	14,068
Localiza Rent a Car SA	1,100	10,121
Lojas Americanas SA, PFC Shares	2,790	11,867
Lojas Renner SA	1,800	10,411
M Dias Branco SA	100	2,535
Marcopolo SA, PFC Shares	7,400	4,915
Metalurgica Gerdau SA, PFC Shares	3,700	1,976
MRV Engenharia e Participacoes SA	1,400	3,820
Natura Cosmeticos SA	300	1,870
Odontoprev SA	2,500	7,755
Oi SA ADR(1)	9,660	2,457
Petroleo Brasileiro SA, PFC Shares(1)	14,000	31,149
Qualicorp SA	1,800	7,596
Raia Drogasil SA	600	9,587
Rumo Logistica Operadora Multimodal SA(1)	3,731	4,894
Suzano Papel e Celulose SA, PFC Shares	1,800	7,302
Telefonica Brasil SA ADR	200	2,304

Security	Shares	Value
Telefonica Brasil SA, PFC Shares	4,110	$47,644
Tim Participacoes SA	6,900	13,595
Totvs SA	1,100	9,016
Tractebel Energia SA	900	8,837
Ultrapar Participacoes SA	1,000	18,887
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	3,800	1,756
Vale SA, PFC Shares	8,800	27,372
Weg SA	2,820	11,230

		$566,719

Chile — 3.3%
AES Gener SA	17,883	$8,130
Aguas Andinas SA, Series A	13,740	7,615
Antarchile SA, Series A	1,700	15,335
Banco de Chile ADR	250	15,050
Banco de Credito e Inversiones	227	9,203
Banco Santander Chile SA ADR	800	14,440
Cap SA	380	1,182
Cencosud SA	3,560	9,377
Cia Cervecerias Unidas SA ADR	200	4,364
Colbun SA	36,400	8,785
Embotelladora Andina SA, Series A ADR	300	5,268
Embotelladora Andina SA, Series B ADR	180	3,398
Empresa Nacional de Electricidad SA ADR	350	9,086
Empresa Nacional de Telecomunicaciones SA(1)	560	4,845
Empresas CMPC SA	5,960	12,352
Empresas COPEC SA	3,510	29,788
Endesa Americas SA ADR	350	4,393
Enersis Americas SA ADR	1,720	13,141
Enersis Chile SA ADR	1,720	9,770
Itau CorpBanca ADR	1,250	16,125
Latam Airlines Group SA ADR(1)	1,037	6,232
Parque Arauco SA	4,808	9,000
Quinenco SA	3,270	6,088
S.A.C.I. Falabella	5,230	36,722
Sigdo Koppers SA	4,680	6,214
Sociedad Quimica y Minera de Chile SA, Series B ADR	540	11,858
Sonda SA	4,030	7,142
Vina Concha y Toro SA ADR	200	6,544

		$291,447

China — 10.8%
AAC Technologies Holdings, Inc.	1,000	$8,089
Agricultural Bank of China, Ltd., Class H	22,000	7,983
Air China, Ltd., Class H	8,000	5,245
Aluminum Corp. of China, Ltd., Class H(1)	14,000	4,197
Anhui Conch Cement Co., Ltd., Class H	5,000	12,084
Baidu, Inc. ADR(1)	200	35,708
Bank of China, Ltd., Class H	19,000	7,758
Bank of Communications, Ltd., Class H	7,000	4,330
BBMG Corp., Class H	14,000	4,408
Beijing Enterprises Holdings, Ltd.	500	2,599
Beijing Enterprises Water Group, Ltd.	14,000	8,959
Belle International Holdings, Ltd.	8,000	4,741
Brilliance China Automotive Holdings, Ltd.	12,000	11,613
BYD Co., Ltd., Class H(1)	1,000	5,781
CGN Power Co., Ltd., Class H(2)	33,000	10,025
China Bluechemical, Ltd., Class H	8,000	1,791
China Cinda Asset Management Co., Ltd., Class H	11,000	3,585
China CITIC Bank Corp., Ltd., Class H	9,000	5,299
China Coal Energy Co., Ltd., Class H	8,000	3,578
China Communications Construction Co., Ltd., Class H	7,000	7,905
China Communications Services Corp., Ltd., Class H	8,000	3,776

Security	Shares	Value
China Construction Bank Corp., Class H	23,000	$14,835
China COSCO Holdings Co., Ltd., Class H(1)	11,500	4,140
China Everbright International, Ltd.	6,000	6,403
China Gas Holdings, Ltd.	10,000	14,139
China Hongqiao Group, Ltd.	9,000	6,448
China Life Insurance Co., Ltd., Class H	2,000	4,473
China Longyuan Power Group Corp., Ltd., Class H	5,000	3,442
China Medical System Holdings, Ltd.	4,000	5,745
China Mengniu Dairy Co., Ltd.	8,000	13,346
China Merchants Bank Co., Ltd., Class H	4,000	8,165
China Merchants Holdings (International) Co., Ltd.	2,000	5,727
China Minsheng Banking Corp., Ltd., Class H	6,000	5,651
China Mobile, Ltd.	10,500	119,693
China National Building Material Co., Ltd., Class H	6,000	2,720
China Oilfield Services, Ltd., Class H	2,000	1,504
China Overseas Land & Investment, Ltd.	2,000	6,001
China Pacific Insurance (Group) Co., Ltd., Class H	1,800	6,174
China Petroleum & Chemical Corp., Class H	50,000	33,866
China Railway Construction Corp., Ltd., Class H	4,500	5,625
China Railway Group, Ltd., Class H	9,000	6,902
China Resources Beer Holdings Co., Ltd.	2,000	4,331
China Resources Gas Group, Ltd.	2,000	5,583
China Resources Land, Ltd.	2,444	5,829
China Resources Power Holdings Co., Ltd.	4,000	6,302
China Shenhua Energy Co., Ltd., Class H	4,500	7,139
China State Construction International Holdings, Ltd.	4,000	5,085
China Telecom Corp., Ltd., Class H	26,000	12,075
China Unicom (Hong Kong), Ltd.	8,000	8,630
China Vanke Co., Ltd., Class H	2,600	6,186
Chongqing Changan Automobile Co., Ltd., Class B	3,500	4,882
CITIC, Ltd.	4,000	5,811
CNOOC, Ltd.	25,000	29,733
Cosco Pacific, Ltd.	4,000	4,058
CSPC Pharmaceutical Group, Ltd.	8,000	7,272
Ctrip.com International, Ltd. ADR(1)	400	18,304
Datang International Power Generation Co., Ltd., Class H	10,000	2,663
Dongfeng Motor Group Co., Ltd., Class H	6,000	6,669
Evergrande Real Estate Group, Ltd.	12,000	8,030
GCL-Poly Energy Holdings, Ltd.	18,000	2,565
Geely Automobile Holdings, Ltd.	10,000	5,268
Great Wall Motor Co., Ltd., Class H	6,000	4,610
Guangdong Investment, Ltd.	6,000	8,460
Guangzhou Automobile Group Co., Ltd., Class H	6,000	6,871
Haier Electronics Group Co., Ltd.	3,000	4,884
Hengan International Group Co., Ltd.	1,500	13,529
Huaneng Power International, Inc., Class H	6,000	4,086
Industrial & Commercial Bank of China, Ltd., Class H	23,000	12,238
Inner Mongolia Yitai Coal Co., Ltd., Class B	2,500	1,855
Jiangsu Expressway Co., Ltd., Class H	4,000	5,493
Jiangxi Copper Co., Ltd., Class H	6,000	6,448
Kingboard Chemical Holdings, Ltd.	2,500	5,138
Kunlun Energy Co., Ltd.	4,000	3,257
Lee & Man Paper Manufacturing, Ltd.	8,000	5,325
Lenovo Group, Ltd.	6,000	3,673
NetEase, Inc. ADR	100	17,784
New Oriental Education & Technology Group, Inc. ADR	290	12,253
Nine Dragons Paper Holdings, Ltd.	7,000	5,060
PetroChina Co., Ltd., Class H	40,000	27,332
PICC Property & Casualty Co., Ltd., Class H	4,000	7,299
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,000	4,494
Semiconductor Manufacturing International Corp.(1)	60,000	5,017
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	12,000	6,893

Security	Shares	Value
Shanghai Industrial Holdings, Ltd.	2,000	$4,508
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	2,600	5,618
Shimao Property Holdings, Ltd.	2,000	2,526
Sihuan Pharmaceutical Holdings Group, Ltd.	14,000	3,021
SINA Corp.(1)	100	5,401
Sino Biopharmaceutical, Ltd.	19,000	12,879
Sino-Ocean Land Holdings, Ltd.	8,500	3,452
Sinopec Shanghai Petrochemical Co., Ltd., Class H(1)	21,000	10,303
Sinopharm Group Co., Ltd., Class H	5,200	24,136
Sohu.com, Inc.(1)	100	4,177
Sun Art Retail Group, Ltd.	4,500	2,821
Tencent Holdings, Ltd.	3,600	79,898
Tingyi (Cayman Islands) Holding Corp.	4,000	3,685
Tsingtao Brewery Co., Ltd., Class H	1,000	3,584
Want Want China Holdings, Ltd.	12,000	8,515
Weichai Power Co., Ltd., Class H	2,000	2,333
Xinyi Glass Holdings, Ltd.	6,000	4,157
Yangzijiang Shipbuilding Holdings, Ltd.	7,000	4,653
Yanzhou Coal Mining Co., Ltd., Class H	4,000	2,170
Zhejiang Expressway Co., Ltd., Class H	6,000	5,627
Zijin Mining Group Co., Ltd., Class H	20,000	5,749

		$962,080

Colombia — 1.9%
Almacenes Exito SA	1,060	$5,213
Avianca Holdings SA, PFC Shares	8,314	5,433
Banco de Bogota SA	340	6,479
Bancolombia SA	1,001	7,675
Bancolombia SA ADR, PFC Shares	340	11,070
Cementos Argos SA	1,910	7,193
Cemex Latam Holdings SA(1)	2,933	12,791
Corporacion Financiera Colombiana SA	520	6,544
Ecopetrol SA ADR	2,860	25,054
Empresa de Energia de Bogota SA	12,100	7,281
Grupo Argos SA	2,148	12,008
Grupo Aval Acciones y Valores SA	15,110	5,585
Grupo Aval Acciones y Valores SA, PFC Shares	14,800	5,435
Grupo de Inversiones Suramericana SA	540	6,499
Grupo Nutresa SA	2,220	18,314
Interconexion Electrica SA	8,220	23,402

		$165,976

Czech Republic — 1.4%
CEZ AS	2,400	$43,482
Komercni Banka AS	1,500	58,902
Pegas Nonwovens SA	400	13,116
Unipetrol AS(1)	1,100	7,925

		$123,425

Greece — 2.0%
Aegean Airlines SA	769	$6,671
Alpha Bank AE(1)	2,958	7,901
Athens Water Supply & Sewage Co. SA (The)	1,651	10,814
Costamare, Inc.	500	4,920
Diana Shipping, Inc.(1)	2,730	7,125
DryShips, Inc.(1)	80	175
Ellaktor SA(1)	2,996	5,005
Eurobank Ergasias SA(1)	7,607	8,193
GasLog, Ltd.	200	2,490
Hellenic Exchanges - Athens Stock Exchange SA	1,170	6,795
Hellenic Petroleum SA(1)	1,050	4,972
Hellenic Telecommunications Organization SA	2,050	20,581

Security	Shares	Value
JUMBO SA(1)	1,243	$16,994
Motor Oil (Hellas) Corinth Refineries SA	972	11,717
Mytilineos Holdings SA	1,510	7,079
National Bank of Greece SA(1)	31,854	9,938
OPAP SA	1,233	10,017
Public Power Corp. SA	2,630	9,122
Sarantis SA	600	6,505
Titan Cement Co. SA	605	14,076
Tsakos Energy Navigation, Ltd.	1,100	7,117

		$178,207

Hong Kong — 0.1%
WH Group, Ltd.(2)	17,000	$13,082

		$13,082

Hungary — 2.1%
Magyar Telekom Telecommunications PLC	13,800	$22,135
MOL Hungarian Oil & Gas Rt.	700	38,501
OTP Bank PLC	2,900	70,147
Richter Gedeon Nyrt.	3,000	60,155

		$190,938

India — 1.0%
Infosys, Ltd. ADR	1,720	$33,437
Mahindra & Mahindra, Ltd. GDR	770	15,206
Reliance Industries, Ltd. GDR(2)	1,270	36,046
State Bank of India GDR(3)	170	5,134

		$89,823

Indonesia — 3.5%
Adaro Energy Tbk PT	189,400	$9,842
AKR Corporindo Tbk PT	14,000	6,556
Aneka Tambang Persero Tbk PT(1)	40,500	1,928
Astra International Tbk PT	51,000	24,616
Bank Central Asia Tbk PT	14,700	13,973
Bank Danamon Indonesia Tbk PT	14,000	3,361
Bank Mandiri Tbk PT	23,500	15,568
Bank Negara Indonesia Persero Tbk PT	22,000	7,725
Bank Rakyat Indonesia Tbk PT	12,700	9,604
Bumi Resources Tbk PT(1)	116,500	426
Bumi Serpong Damai Tbk PT	38,500	5,149
Charoen Pokphand Indonesia Tbk PT	23,500	6,013
Global Mediacom Tbk PT	29,500	2,146
Gudang Garam Tbk PT	1,500	7,594
Indo Tambangraya Megah Tbk PT	2,000	1,282
Indocement Tunggal Prakarsa Tbk PT	7,000	8,523
Indofood CBP Sukses Makmur Tbk PT	5,500	6,507
Indofood Sukses Makmur Tbk PT	14,500	7,354
Jasa Marga (Persero) Tbk PT	10,000	3,948
Kalbe Farma Tbk PT	210,800	22,040
Lippo Karawaci Tbk PT	62,500	4,366
Medco Energi Internasional Tbk PT	21,000	2,133
Media Nusantara Citra Tbk PT	19,000	2,916
Mitra Keluarga Karyasehat Tbk PT	26,800	4,609
MNC Investama Tbk PT	214,500	2,543
Pembangunan Perumahan Persero Tbk PT	50,500	13,672
Perusahaan Gas Negara Persero Tbk PT	39,500	7,163
Semen Indonesia Persero Tbk PT	15,500	10,201
Sugih Energy Tbk PT(1)	194,200	4,920
Summarecon Agung Tbk PT	62,500	7,310
Surya Semesta Internusa Tbk PT	78,000	3,708
Tambang Batubara Bukit Asam Tbk PT	5,000	2,332
Telekomunikasi Indonesia Tbk PT	168,500	45,809

Security	Shares	Value
Tower Bersama Infrastructure Tbk PT	10,000	$4,865
Trada Maritime Tbk PT(1)(4)	37,000	62
Unilever Indonesia Tbk PT	3,500	11,039
United Tractors Tbk PT	9,000	9,350
Vale Indonesia Tbk PT(1)	22,500	2,725
Wijaya Karya Persero Tbk PT	30,000	5,267
XL Axiata Tbk PT(1)	13,500	3,484

		$312,629

Kuwait — 1.6%
Agility Public Warehousing Co. KSC	3,969	$6,168
Gulf Bank	16,537	12,361
Gulf National Holding Co.	3,323	0
Kuwait Finance House KSCP	9,571	14,715
Kuwait Food Co. (Americana) SAK	2,500	19,352
Mabanee Co. SAK	6,338	16,564
Mobile Telecommunications Co.	21,040	23,993
National Bank of Kuwait SAK	11,576	24,090
National Industries Group Holding SAK	23,100	8,539
Qurain Petrochemical Industries Co. KSC	25,000	17,528

		$143,310

Malaysia — 3.5%
AMMB Holdings Bhd	2,300	$2,401
Astro Malaysia Holdings Bhd	5,400	3,606
Axiata Group Bhd	6,900	8,723
Batu Kawan Bhd	1,500	6,573
Berjaya Sports Toto Bhd	3,915	2,892
British American Tobacco Malaysia Bhd	400	4,849
Bumi Armada Bhd	35,450	5,571
CIMB Group Holdings Bhd	4,700	4,994
Dialog Group Bhd	17,336	6,505
Digi.com Bhd	8,900	9,655
Felda Global Ventures Holdings Bhd	3,700	1,227
Gamuda Bhd	3,100	3,603
Genting Bhd	3,800	7,693
Genting Malaysia Bhd	11,200	11,962
HAP Seng Consolidated Bhd	1,800	3,391
Hong Leong Bank Bhd	1,100	3,561
Hong Leong Financial Group Bhd	1,100	3,964
IHH Healthcare Bhd	15,700	24,561
IJM Corp. Bhd	10,200	8,621
IOI Corp. Bhd	11,600	11,646
IOI Properties Group Bhd	2,499	1,470
KLCCP Stapled Group	2,500	4,449
Kuala Lumpur Kepong Bhd	1,800	10,041
Lafarge Malaysia Bhd	2,700	5,194
Magnum Bhd	4,900	2,647
Malayan Banking Bhd	2,400	4,748
Maxis Bhd	3,300	4,394
MISC Bhd	3,100	5,797
My EG Services Bhd	22,400	11,279
Parkson Holdings Bhd(1)	5,251	1,081
Petronas Chemicals Group Bhd	14,000	22,310
Petronas Dagangan Bhd	1,400	7,947
Petronas Gas Bhd	800	4,188
PPB Group Bhd	1,100	4,347
Public Bank Bhd	1,500	6,946
RHB Capital Bhd	2,000	2,989
Sapurakencana Petroleum Bhd	32,400	12,522
Silverlake Axis, Ltd.	19,000	6,899
Sime Darby Bhd	4,400	7,894
Telekom Malaysia Bhd	5,700	9,291
Tenaga Nasional Bhd	4,200	14,219

Security	Shares	Value
Top Glove Corp. Bhd	5,200	$6,384
UEM Sunrise Bhd	6,200	1,501
UMW Holdings Bhd	1,300	1,568
Unisem (M) Bhd	11,300	6,565
YTL Corp. Bhd	10,500	4,145
YTL Power International Bhd	9,555	3,355

		$310,168

Mexico — 6.5%
Alfa SAB de CV, Series A	21,217	$37,395
America Movil SAB de CV, Series L ADR	5,900	72,275
Arca Continental SAB de CV	2,500	16,559
Bolsa Mexicana de Valores SAB de CV	3,200	5,025
Cemex SAB de CV ADR(1)	5,792	36,837
Coca-Cola Femsa SAB de CV ADR	140	11,241
El Puerto de Liverpool SAB de CV	1,270	13,659
Empresas ICA SAB de CV(1)	4,500	629
Fibra Uno Administracion SA de CV	5,700	12,310
Fomento Economico Mexicano SAB de CV ADR	500	45,340
Gentera SAB de CV	4,100	7,444
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,000	30,400
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,290	20,371
Grupo Bimbo SAB de CV, Series A	6,800	20,046
Grupo Carso SAB de CV, Series A1	2,700	11,484
Grupo Elektra SAB de CV	260	4,030
Grupo Financiero Banorte SAB de CV, Class O	9,200	48,191
Grupo Financiero Inbursa SAB de CV, Class O	10,400	17,338
Grupo Financiero Santander Mexico SAB de CV	8,000	14,468
Grupo Mexico SAB de CV, Series B	10,400	23,114
Grupo Televisa SAB ADR	1,000	26,740
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	4,800	5,636
Industrias Penoles SAB de CV	590	9,427
Kimberly-Clark de Mexico SAB de CV, Class A	5,100	12,108
Mexichem SAB de CV	4,100	8,630
Minera Frisco SAB de CV(1)	3,600	2,095
Promotora y Operadora de Infraestructura SAB de CV	1,500	17,907
Wal-Mart de Mexico SAB de CV, Series V	18,600	43,283

		$573,982

Peru — 2.2%
Alicorp SAA	15,161	$29,186
Cia de Minas Buenaventura SA ADR(1)	1,677	16,032
Credicorp, Ltd.	397	55,659
Engie Energia Peru SA	2,434	6,236
Ferreycorp SAA	13,414	6,754
Grana y Montero SAA	5,300	6,671
Intercorp Financial Services, Inc.	580	17,371
Luz del Sur SAA	2,800	8,707
Minsur SA	11,260	4,068
Southern Copper Corp.	1,275	33,214
Union Andina de Cementos SAA	6,000	4,727
Volcan Cia Minera SAA, Class B	17,440	3,047

		$191,672

Philippines — 3.5%
Aboitiz Equity Ventures, Inc.	8,900	$15,037
Aboitiz Power Corp.	16,600	16,320
Alliance Global Group, Inc.	16,900	5,497
Ayala Corp.	710	12,848
Ayala Land, Inc.	16,000	12,201
Bank of the Philippine Islands	4,747	9,362
BDO Unibank, Inc.	5,410	11,688
Bloomberry Resorts Corp.(1)	36,500	3,279

Security	Shares	Value
D&L Industries, Inc.	58,400	$12,166
Emperador, Inc.	20,800	3,167
Energy Development Corp.	66,300	8,010
First Gen Corp.	8,400	4,005
Globe Telecom, Inc.	260	13,401
GT Capital Holdings, Inc.	230	6,861
International Container Terminal Services, Inc.	4,940	5,975
Jollibee Foods Corp.	3,780	19,031
LT Group, Inc.	17,100	5,253
Manila Electric Co.	2,270	14,726
Manila Water Co.	7,700	4,397
Megaworld Corp.	42,400	4,078
Melco Crown Philippines Resorts Corp.(1)	23,000	1,092
Metropolitan Bank & Trust Co.	5,781	10,764
Petron Corp.	33,700	8,425
Philippine Long Distance Telephone Co.	600	24,472
Puregold Price Club, Inc.	10,600	9,518
Robinsons Retail Holdings, Inc.	4,660	8,014
Semirara Mining & Power Corp.	5,250	14,475
SM Investments Corp.	800	16,082
SM Prime Holdings, Inc.	24,800	12,711
Travellers International Hotel Group, Inc.	27,500	1,957
Universal Robina Corp.	4,780	19,922

		$314,734

Poland — 3.4%
Alior Bank SA(1)	348	$4,560
AmRest Holdings SE(1)	88	5,152
Asseco Poland SA	1,570	21,985
Bank Handlowy w Warszawie SA	220	4,152
Bank Millennium SA(1)	3,150	3,644
Bank Pekao SA	530	20,045
Bank Zachodni WBK SA	146	9,545
Bioton SA(1)	1,668	4,152
Budimex SA	123	5,892
CCC SA	180	7,777
Ciech SA(1)	245	3,890
Cyfrowy Polsat SA(1)	1,700	9,663
Enea SA	1,934	4,916
Energa SA	1,332	3,327
Eurocash SA	1,060	13,167
Grupa Azoty SA(1)	200	3,456
Grupa Lotos SA(1)	693	5,437
Inter Cars SA	64	4,471
Jastrzebska Spolka Weglowa SA(1)	2,260	7,910
KGHM Polska Miedz SA	897	13,708
LPP SA	10	13,691
mBank SA(1)	70	5,412
Orange Polska SA	10,040	14,617
PGE SA	7,499	23,979
PKP Cargo SA	622	5,568
Polski Koncern Naftowy ORLEN SA	1,452	25,461
Polskie Gornictwo Naftowe i Gazownictwo SA	5,950	7,980
Powszechna Kasa Oszczednosci Bank Polski SA(1)	3,370	21,160
Powszechny Zaklad Ubezpieczen SA	2,300	18,187
Synthos SA	3,160	2,909
Tauron Polska Energia SA	10,610	6,942

		$302,755

Qatar — 1.7%
Doha Bank QSC	1,370	$13,058
Industries Qatar	490	12,914
Masraf Al Rayan QSC	2,100	18,931

Security	Shares	Value
Ooredoo QSC	560	$12,606
Qatar Electricity & Water Co. QSC	528	28,884
Qatar Gas Transport Co., Ltd.	4,990	31,986
Qatar Islamic Bank	1,120	28,426

		$146,805

Russia — 8.0%
AK Transneft OAO, PFC Shares	7	$17,846
Gazprom PAO ADR	21,051	91,718
Globaltrans Investment PLC GDR(3)	780	3,083
Lukoil PJSC ADR	1,750	66,723
Magnit PJSC	430	60,166
Mail.ru Group, Ltd. GDR(1)(3)	660	13,078
MegaFon PJSC GDR(3)	1,200	13,433
MMC Norilsk Nickel PJSC ADR	1,990	28,017
Mobile TeleSystems PJSC	12,250	46,968
Novatek OAO GDR(3)	240	24,004
Novolipetsk Steel PJSC GDR(3)	440	5,696
PIK Group PJSC GDR(1)(3)	3,900	16,080
Polymetal International PLC	500	5,856
Rosneft OAO GDR(3)	2,470	11,918
RusHydro PJSC ADR	13,220	11,853
Sberbank of Russia PJSC ADR	16,190	138,203
Severstal PAO GDR(3)	615	6,422
Sistema JSFC	20,540	6,457
Surgutneftegas OAO ADR	3,570	18,028
Surgutneftegas OAO, PFC Shares	19,130	11,763
Tatneft PAO ADR	870	23,978
VimpelCom, Ltd. ADR	1,300	4,940
VTB Bank PJSC GDR(3)	13,880	28,216
X5 Retail Group NV GDR(1)(3)	770	15,025
Yandex NV, Class A(1)	2,000	41,200

		$710,671

South Africa — 6.9%
AECI, Ltd.	410	$2,286
African Rainbow Minerals, Ltd.	1,915	10,226
Anglo American Platinum, Ltd.(1)	150	3,352
AngloGold Ashanti, Ltd.(1)	920	12,312
Aspen Pharmacare Holdings, Ltd.	1,570	32,155
Assore, Ltd.	120	1,224
AVI, Ltd.	840	4,487
Barclays Africa Group, Ltd.	710	6,592
Barloworld, Ltd.	1,160	5,312
Bid Corp., Ltd.(1)	1,270	24,453
Bidvest Group, Ltd. (The)	1,270	10,131
Coronation Fund Managers, Ltd.	730	3,153
DataTec, Ltd.	1,300	3,679
Discovery, Ltd.	820	6,271
Exxaro Resources, Ltd.	370	1,470
FirstRand, Ltd.	4,690	12,672
Fortress Income Fund, Ltd., Class A	1,635	1,641
Fortress Income Fund, Ltd., Class B	1,635	3,799
Foschini Group, Ltd. (The)	460	4,095
Gold Fields, Ltd.	1,860	6,466
Grindrod, Ltd.	2,010	1,367
Growthpoint Properties, Ltd.	2,780	4,158
Hosken Consolidated Investments, Ltd.	500	4,003
Impala Platinum Holdings, Ltd.(1)	1,260	3,604
Imperial Holdings, Ltd.	400	3,561
Investec, Ltd.	760	5,126
Kumba Iron Ore, Ltd.(1)	150	772
Life Healthcare Group Holdings, Ltd.	2,100	5,134

Security	Shares	Value
Massmart Holdings, Ltd.	280	$2,129
MMI Holdings, Ltd.	2,370	3,389
Mondi, Ltd.	330	6,391
Mr Price Group, Ltd.	420	4,928
MTN Group, Ltd.	6,420	50,022
Murray & Roberts Holdings, Ltd.	2,770	2,078
Nampak, Ltd.	1,560	2,044
Naspers, Ltd., Class N	780	114,766
Nedbank Group, Ltd.	390	4,391
Netcare, Ltd.	2,470	5,133
PPC, Ltd.	1,620	1,010
Rand Merchant Investment Holdings, Ltd.	1,790	4,656
Redefine Properties, Ltd.	6,150	4,281
Remgro, Ltd.	860	13,299
Reunert, Ltd.	1,110	4,653
RMB Holdings, Ltd.	1,540	5,180
Sanlam, Ltd.	3,380	13,390
Sappi, Ltd.(1)	1,216	5,703
Sasol, Ltd.	2,180	65,942
Shoprite Holdings, Ltd.	1,910	20,043
SPAR Group, Ltd. (The)	390	5,022
Standard Bank Group, Ltd.	2,250	17,748
Steinhoff International Holdings NV	3,060	17,995
Tiger Brands, Ltd.	950	21,008
Trencor, Ltd.	730	1,972
Truworths International, Ltd.	910	5,446
Vodacom Group, Ltd.	1,240	12,970
Wilson Bayly Holmes-Ovcon, Ltd.	480	3,541
Woolworths Holdings, Ltd.	1,220	6,458

		$609,089

South Korea — 7.2%
AMOREPACIFIC Corp.	100	$34,974
BNK Financial Group, Inc.	484	3,548
E-MART, Inc.	50	7,632
GS Holdings Corp.	190	8,345
Hana Financial Group, Inc.	470	10,176
Hanwha Chemical Corp.	360	7,196
Hanwha Corp.	150	4,837
Hyosung Corp.	80	7,878
Hyundai Engineering & Construction Co., Ltd.	120	3,441
Hyundai Glovis Co., Ltd.	60	9,145
Hyundai Heavy Industries Co., Ltd.(1)	50	4,589
Hyundai Mobis Co., Ltd.	70	14,970
Hyundai Motor Co.	170	19,883
Hyundai Steel Co.	120	4,919
Industrial Bank of Korea	490	4,680
KB Financial Group, Inc.	600	17,119
Kia Motors Corp.	300	11,736
Korea Electric Power Corp.	630	33,216
Korea Investment Holdings Co., Ltd.	130	4,866
Korea Zinc Co., Ltd.	30	11,819
KT Corp.	360	9,715
KT&G Corp.	180	19,270
Kwangju Bank	45	343
LG Chem, Ltd.	90	20,430
LG Corp.	160	8,840
LG Display Co., Ltd.	330	7,162
LG Electronics, Inc.	200	9,407
LG Household & Health Care, Ltd.	20	17,696
Lotte Chemical Corp.	30	7,137
Lotte Shopping Co., Ltd.	30	5,743

Security	Shares	Value
Macquarie Korea Infrastructure Fund	930	$6,828
Naver Corp.	30	18,095
OCI Co., Ltd.(1)	40	3,281
POSCO	145	25,321
S-Oil Corp.	90	6,479
Samsung C&T Corp.	59	5,931
Samsung Electro-Mechanics Co., Ltd.	100	4,375
Samsung Electronics Co., Ltd.	105	113,651
Samsung Fire & Marine Insurance Co., Ltd.	60	13,989
Samsung Heavy Industries Co., Ltd.(1)	230	1,840
Samsung Life Insurance Co., Ltd.	230	20,072
Samsung SDI Co., Ltd.	94	8,864
Samsung Securities Co., Ltd.	150	4,478
Shinhan Financial Group Co., Ltd.	710	23,546
SK Holdings Co., Ltd.	29	5,565
SK Hynix, Inc.	550	13,235
SK Innovation Co., Ltd.	100	13,696
SK Telecom Co., Ltd.	100	18,725
Woori Bank	595	4,962

		$643,645

Taiwan — 7.6%
Advanced Semiconductor Engineering, Inc.	12,000	$13,776
Asia Cement Corp.	7,140	5,435
Asustek Computer, Inc.	1,000	8,578
AU Optronics Corp.	25,000	6,964
Catcher Technology Co., Ltd.	2,000	15,159
Cathay Financial Holding Co., Ltd.	11,210	12,919
Chailease Holding Co., Ltd.	2,288	3,494
Chang Hwa Commercial Bank, Ltd.	9,822	4,981
Cheng Shin Rubber Industry Co., Ltd.	6,000	12,311
China Development Financial Holding Corp.	23,000	5,789
China Life Insurance Co., Ltd.	6,897	5,258
China Steel Corp.	24,480	15,186
Chunghwa Telecom Co., Ltd.	10,000	33,737
Compal Electronics, Inc.	13,000	7,639
CTBC Financial Holding Co., Ltd.	22,418	11,736
Delta Electronics, Inc.	3,157	14,487
E.Sun Financial Holding Co., Ltd.	11,623	6,497
Far Eastern New Century Corp.	9,363	6,594
Far EasTone Telecommunications Co., Ltd.	6,000	13,811
First Financial Holding Co., Ltd.	12,535	6,337
Formosa Chemicals & Fibre Corp.	7,000	17,621
Formosa Petrochemical Corp.	4,000	10,903
Formosa Plastics Corp.	9,000	21,775
Fubon Financial Holding Co., Ltd.	10,000	11,781
Giant Manufacturing Co., Ltd.	2,000	11,910
Hon Hai Precision Industry Co., Ltd.	15,288	37,465
Hotai Motor Co., Ltd.	1,000	9,529
HTC Corp.	2,000	5,205
Hua Nan Financial Holdings Co., Ltd.	12,032	5,991
Innolux Corp.	22,577	6,681
Inventec Corp.	10,000	6,633
Kenda Rubber Industrial Co., Ltd.	3,370	5,367
Lite-On Technology Corp.	6,060	7,791
MediaTek, Inc.	2,000	13,478
Mega Financial Holding Co., Ltd.	12,839	9,401
Merida Industry Co., Ltd.	2,100	8,837
Nan Ya Plastics Corp.	11,000	20,948
Pou Chen Corp.	11,000	14,728
President Chain Store Corp.	2,000	15,159
Quanta Computer, Inc.	6,000	10,649
Ruentex Industries, Ltd.	2,190	3,217

Security	Shares	Value
Shin Kong Financial Holding Co., Ltd.	16,458	$3,428
Siliconware Precision Industries Co., Ltd.	8,000	12,978
SinoPac Financial Holdings Co., Ltd.	15,898	4,663
Taishin Financial Holding Co., Ltd.	13,830	5,208
Taiwan Cement Corp.	8,000	7,359
Taiwan Cooperative Financial Holding Co., Ltd.	12,398	5,432
Taiwan Fertilizer Co., Ltd.	2,000	2,632
Taiwan Mobile Co., Ltd.	5,000	17,075
Taiwan Semiconductor Manufacturing Co., Ltd.	22,000	105,264
Uni-President Enterprises Corp.	14,331	27,275
United Microelectronics Corp.	26,000	9,703
Yuanta Financial Holding Co., Ltd.	15,778	5,313
Yulon Motor Co., Ltd.	6,000	5,041

		$677,128

Thailand — 3.5%
Advanced Info Service PCL(5)	4,200	$19,364
Airports of Thailand PCL(5)	1,700	18,812
Bangkok Bank PCL(5)	1,500	6,856
Bangkok Dusit Medical Services PCL(5)	17,000	11,451
Bank of Ayudhya PCL NVDR	8,000	8,446
BEC World PCL(5)	4,700	3,242
Berli Jucker PCL(5)	4,800	4,804
BTS Group Holdings PCL(5)	25,200	6,414
Central Pattana PCL(5)	5,500	8,879
Charoen Pokphand Foods PCL(5)	13,800	11,297
CP ALL PCL(5)	16,300	22,670
Delta Electronics (Thailand) PCL(5)	4,800	9,628
Glow Energy PCL(5)	2,000	4,807
Hana Microelectronics PCL(5)	8,200	6,653
Home Product Center PCL(5)	25,601	6,335
Indorama Ventures PCL(5)	9,600	8,921
Intouch Holdings PCL(5)	5,300	8,303
IRPC PCL(5)	63,400	8,824
Kasikornbank PCL(5)	1,300	6,322
Krung Thai Bank PCL(5)	13,500	6,451
Minor International PCL(5)	10,010	10,979
PTT Exploration & Production PCL(5)	4,320	9,358
PTT Global Chemical PCL(5)	4,720	7,843
PTT PCL(5)	2,600	21,810
Siam Cement PCL(5)	900	12,176
Siam Commercial Bank PCL(5)	1,780	6,663
Sino Thai Engineering & Construction PCL(5)	8,600	5,528
Thai Beverage PCL(5)	40,000	25,399
Thai Oil PCL(5)	2,500	4,432
TMB Bank PCL(5)	91,700	5,847
Total Access Communication PCL NVDR	2,800	2,919
True Corp. PCL(5)	47,094	9,598

		$311,031

Turkey — 3.6%
Akbank TAS	5,450	$14,705
Anadolu Efes Biracilik ve Malt Sanayii AS	1,210	7,663
Arcelik AS	3,691	24,517
Aygaz AS	750	2,799
BIM Birlesik Magazalar AS	1,200	23,520
Coca-Cola Icecek AS	510	6,216
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	9,690	8,850
Enka Insaat ve Sanayi AS	2,283	3,277
Eregli Demir ve Celik Fabrikalari TAS	17,580	24,516
Ford Otomotiv Sanayi AS	944	11,180
Haci Omer Sabanci Holding AS	4,000	12,443
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	14,403	6,581

Security		Shares	Value
KOC Holding AS		2,420	$10,740
Koza Altin Isletmeleri AS(1)		500	2,325
Petkim Petrokimya Holding AS(1)		6,975	10,036
TAV Havalimanlari Holding AS		1,100	5,639
Tekfen Holding AS		2,900	7,027
Tofas Turk Otomobil Fabrikasi AS		1,748	13,104
Tupras-Turkiye Petrol Rafinerileri AS		1,240	27,946
Turk Hava Yollari AO(1)		2,870	6,043
Turk Sise ve Cam Fabrikalari AS		3,398	4,050
Turk Telekomunikasyon AS		3,050	6,227
Turk Traktor ve Ziraat Makineleri AS		180	4,965
Turkcell Iletisim Hizmetleri AS		7,552	27,599
Turkiye Garanti Bankasi AS		6,150	15,737
Turkiye Halk Bankasi AS		1,700	5,116
Turkiye Is Bankasi, Class B		3,980	6,074
Turkiye Vakiflar Bankasi TAO, Class D		5,920	8,935
Ulker Biskuvi Sanayi AS		520	3,757
Yapi ve Kredi Bankasi AS(1)		3,250	4,544
Yazicilar Holding AS		700	2,946

			$319,077

United Arab Emirates — 1.7%
Air Arabia PJSC		61,500	$22,426
Arabtec Holding PJSC(1)		18,624	6,944
DP World, Ltd.		1,500	25,744
Emaar Properties PJSC		15,477	26,280
Emirates Telecommunications Group Co. PJSC		3,320	15,990
First Gulf Bank PJSC		9,900	31,892
National Bank of Abu Dhabi PJSC		11,011	23,369

			$152,645

Total Common Stocks (identified cost $10,333,936)			$8,301,038

Equity-Linked Securities(2)(6) — 5.9%

Security	Maturity Date	Shares	Value
India — 5.9%
ACC, Ltd.	6/30/16	290	$6,593
Adani Ports and Special Economic Zone, Ltd.	6/18/18	1,890	5,418
Aditya Birla Nuvo, Ltd.	6/30/16	260	4,043
Ambuja Cements, Ltd.	10/23/18	1,660	5,637
Ashok Leyland, Ltd.	10/28/16	4,134	6,696
Asian Paints, Ltd.	1/20/17	710	10,396
Axis Bank, Ltd.	7/21/17	800	6,128
Bajaj Auto, Ltd.	12/5/16	320	12,457
Bharat Petroleum Corp., Ltd.	6/30/16	490	7,143
Bharti Airtel, Ltd.	8/1/16	4,440	23,197
Bharti Infratel, Ltd.	12/12/16	3,200	17,820
Cairn India, Ltd.	6/13/16	1,130	2,438
Cipla, Ltd.	3/26/20	1,530	10,760
Container Corp. of India, Ltd.	10/16/18	348	7,446
Dr. Reddy’s Laboratories, Ltd.	9/28/16	260	12,305
Eicher Motors, Ltd.	10/16/18	34	9,345
Federal Bank, Ltd.	6/30/16	5,320	4,141
GAIL India, Ltd.	11/12/19	1,830	10,092
HCL Technologies, Ltd.	9/15/16	1,320	14,519
HDFC Bank, Ltd.	5/23/24	592	12,318
Hindustan Unilever, Ltd.	4/11/18	1,730	21,936
Housing Development Finance Corp., Ltd.	2/20/18	776	14,345
ICICI Bank, Ltd.	8/4/16	1,800	6,547

Security	Maturity Date	Shares	Value
Idea Cellular, Ltd.	11/25/19	4,850	$8,298
IDFC Bank, Ltd.	11/6/18	3,450	2,470
IDFC, Ltd.	9/15/16	3,450	2,820
Indian Oil Corp., Ltd.	11/22/23	1,430	8,851
IndusInd Bank, Ltd.	11/19/20	416	6,829
ITC, Ltd.	9/15/16	4,700	24,531
Jindal Steel & Power, Ltd.	11/25/19	1,260	1,186
JSW Steel, Ltd.	6/30/16	190	3,924
Kotak Mahindra Bank, Ltd.	9/15/16	748	8,302
Larsen & Toubro, Ltd.	6/30/16	530	11,611
NTPC, Ltd.	10/1/19	8,300	17,617
Oil & Natural Gas Corp., Ltd.	11/12/19	2,860	8,969
Oil India, Ltd.	7/7/23	670	3,485
Piramal Enterprises, Ltd.	5/12/20	910	19,436
Power Finance Corp.	8/1/16	1,380	3,359
Power Grid Corp. of India, Ltd.	5/15/24	6,680	14,880
Punj Lloyd, Ltd.	6/30/16	13,560	4,063
Reliance Communications, Ltd.	11/21/23	3,990	2,801
Reliance Infrastructure, Ltd.	1/28/25	1,080	8,647
Siemens, Ltd.	10/16/18	389	6,964
Steel Authority of India, Ltd.	6/30/16	2,840	1,807
Sun Pharmaceutical Industries, Ltd.	2/28/17	2,000	22,681
Tata Consultancy Services, Ltd.	9/15/16	550	21,011
Tata Motors, Ltd.	9/28/16	2,004	13,695
Tata Power Co., Ltd.	2/25/25	6,213	6,822
Tata Steel, Ltd.	6/30/16	430	2,137
Tech Mahindra, Ltd.	7/5/16	920	7,391
UltraTech Cement, Ltd.	11/21/23	170	8,166
United Spirits, Ltd.	9/15/16	360	13,221
UPL, Ltd.	10/28/16	1,390	12,307
Vedanta, Ltd.	6/30/16	2,125	3,429
Wipro, Ltd.	9/15/16	1,320	10,705

Total Equity-Linked Securities (identified cost $468,926)			$524,135

Rights — 0.0%(7)

Security		Shares	Value
Cia de Saneamento de Minas Gerais-COPASA, Exp. 6/20/16(1)		64	$116
National Bank of Kuwait SAK, Exp. 6/16/16(1)		752	572
True Corp. PCL, Exp. 6/21/16(1)		15,822	4

Total Rights (identified cost $0)			$692

Warrants — 0.2%

Security		Shares	Value
Coal India, Ltd., Exp. 11/2/20(1)		780	$3,382
Hero MotoCorp, Ltd., Exp. 7/29/19(1)		310	14,295
Minor International PCL, Exp. 11/3/17, Strike THB 36.36(1)		455	69
NMDC, Ltd., Exp. 8/1/23(1)		2,530	3,323

Total Warrants (identified cost $19,432)			$21,069

Short-Term Investments — 0.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.51%(8)	$42	$42,380

Total Short-Term Investments (identified cost $42,380)		$42,380

Total Investments — 100.0% (identified cost $10,864,674)		$8,889,314

Other Assets, Less Liabilities — (0.0)%(7)		$(1,923)

Net Assets — 100.0%		$8,887,391

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2016, the aggregate value of these securities is $583,288 or 6.6% of the Fund’s net assets.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At May 31, 2016, the aggregate value of these securities is $142,089 or 1.6% of the Fund’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

(7)	Amount is less than 0.05% or (0.05)%, as applicable.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2016 was $145.

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

NVDR	-	Non-Voting Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares
Currency Abbreviations:

THB	-	Thai Baht

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	21.7%	$1,927,053
Hong Kong Dollar	9.9	875,027
New Taiwan Dollar	7.6	677,128
South Korean Won	7.2	643,645
South African Rand	6.7	591,094
Brazilian Real	5.5	492,290
Mexican Peso	4.3	381,549
New Turkish Lira	3.6	319,077
Philippine Peso	3.5	314,734
Indonesian Rupiah	3.5	312,629
Malaysian Ringgit	3.4	303,269
Polish Zloty	3.4	302,755
Thai Baht	3.2	285,705
Hungarian Forint	2.1	190,938
Euro	2.0	174,375
Chilean Peso	1.9	171,778
Qatari Riyal	1.7	146,805
Kuwaiti Dinar	1.6	143,882
Russian Ruble	1.6	143,200
Colombian Peso	1.5	129,852
United Arab Emirates Dirham	1.4	126,901
Czech Koruna	1.4	123,425
Other currency, less than 1% each	1.3	112,203

Total Investments	100.0%	$8,889,314

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	21.0%	$1,865,193
Energy	10.7	948,745
Consumer Staples	10.5	928,452
Information Technology	10.0	892,854
Telecommunication Services	9.9	882,257
Materials	9.8	872,449
Consumer Discretionary	9.4	837,952
Industrials	8.8	785,127
Utilities	6.0	531,470
Health Care	3.4	302,435
Short-Term Investments	0.5	42,380

Total Investments	100.0%	$8,889,314

The Fund did not have any open financial instruments at May 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,868,813

Gross unrealized appreciation	$655,434
Gross unrealized depreciation	(2,634,933)

Net unrealized depreciation	$(1,979,499)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$127,064	$3,507,194		$62	$3,634,320
Emerging Europe	67,967	1,757,106		—	1,825,073
Latin America	1,789,796	—		—	1,789,796
Middle East/Africa	43,805	1,008,044		—	1,051,849
Total Common Stocks	$2,028,632	$6,272,344	**	$62	$8,301,038
Equity-Linked Securities	$—	$524,135		$—	$524,135
Rights	692	—		—	692
Warrants	69	21,000		—	21,069
Short-Term Investments	—	42,380		—	42,380
Total Investments	$2,029,393	$6,859,859		$62	$8,889,314

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended May 31, 2016 is not presented. At May 31, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 25, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 25, 2016